Subsequent Events (Details) - USD ($)													1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 09, 2025	Jan. 08, 2024	Sep. 11, 2023	Jul. 18, 2023	Mar. 30, 2023	Feb. 22, 2023	Feb. 09, 2023	Feb. 03, 2023	Jan. 03, 2023	Feb. 09, 2022	Oct. 08, 2021	Mar. 26, 2021	Feb. 08, 2024	Oct. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Aug. 30, 2023	Jul. 30, 2023	Jul. 07, 2023	Apr. 30, 2023	Apr. 06, 2023	Jan. 30, 2023	Jul. 08, 2022	Dec. 31, 2021	Jul. 29, 2020
Subsequent Events [Line Items]
Reverse split															On September 11, 2023, we effected a 1-for-25 reverse split of our outstanding common shares. All outstanding common shares and warrants were adjusted to reflect the 1-for-25 reverse split, with respective exercise prices of the warrants proportionately increased.
Exercise price per share (in Dollars per share)									$ 420						$ 18.3		$ 7.92	$ 16.28	$ 20	$ 59.48		$ 153.44	$ 601
Warrants per share (in Dollars per share)																$ 0.1
Aggregate principal amount										$ 2,557,575
Discount amount										139,091
Aggregate shares (in Shares)																4,157
Aggregate purchase price										$ 2,301,818
Aggregate common shares (in Shares)										5,329
Exercise price (in Dollars per share)									$ 0.001	$ 420						$ 420
Common shares issued (in Shares)										2,898	625					500,000,000								500,000,000
Warrant purchase (in Shares)										2,431
purchase warrants (in Shares)																12,833
Purchase price											$ 24,362,800	$ 1.65
Promissory notes																$ 4,039,575
Gross proceeds																3,635,618
Net proceeds				$ 858,200												$ 3,553,118
Interest rate per annum																16.00%
Principal amount percentage																50.00%
Conversion price amount																$ 420
Weighted average price																80.00%
Conversion price (in Dollars per share)																$ 3							$ 600,000		$ 1,000
Issuance of common shares																4.99%
Interest rate increase																10.00%
Advance received																$ 465,805
Borrower liability																25,000
Aggregating excess																10,000
Agreed pay																$ 84,362
Common Stock [Member]
Subsequent Events [Line Items]
Reverse split			1-for-25
Common shares issued (in Shares)																56,789
Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)										$ 1
Subsequent Event [Member]
Subsequent Events [Line Items]
Payments for dividends, shares (in Shares)														19,709
Common shares dividend (in Shares)									4,079
Exercise price per share (in Dollars per share)						$ 420		$ 420	$ 420
Aggregate principal amount							$ 500,000	$ 604,000
Discount amount						$ 87,800		$ 60,400
Purchase warrants (in Shares)								1,259
Aggregate shares (in Shares)								1,259
Aggregate purchase price								$ 543,600
Principal amount						$ 878,000	$ 5,000,000
purchase warrants (in Shares)						1,984
Exercise price per share (in Dollars per share)						$ 1
Purchase price						$ 790,200
Interest rate per annum							6.00%
Transaction expenses							$ 4,000,000
Subordinated promissory notes							6.00%														6.00%
Revolving loan							$ 5,000,000
Advance received							2,063,182
Debt amount							1,963,182
Pay lender fees							$ 100,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase (in Shares)						1,830
Warrant [Member]
Subsequent Events [Line Items]
Reverse split			1-for-25
Forecast [Member]
Subsequent Events [Line Items]
Prime rate changes	8.00%
Annual rate percentage	3.00%
Description of amendment to conversion agreement					On March 30, 2023, the Company entered into an amendment to the conversion agreement described in Note 13, effective retroactively to October 1, 2022. Pursuant to the amendment, the Company agreed to pay a total of $642,544 in three monthly payments commencing on April 5, 2023.
Forecast [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Reverse split		1-for-4											1-for-4
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Reverse split		1-for-4											1-for-4
Loan and Security Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Prime rate changes	15.00%